1. Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

US EXP Group Inc. (the “Company” or “we” or “us”) was incorporated in New York on December 9, 2016 and it was migrated to Nevada on June14, 2017. The Company is authorized to issue 500,000,000 shares of common stock (see note 6) with par value $0.0001.

The Company will build www.PWORLD.net (the “Website”), which aims at creating a platform for patients. The Website will provide a communication platform for patients and medical professionals, provide information, digital entertainment, exhibit patients’ creative works, organize events, and conduct fund raising. The Website will also provide an e-commerce function. Online advertisement will be its important revenue source.

Nature of Operations

US EXP Group Inc. (the “Company” or “we” or “us”) was incorporated in New York on December 9, 2016. The Company is authorized to issue 500,000,000 shares of common stock no preferred stock at date of audit issuance with par value $0.0001.

The Company will build www.PWORLD.net (the “Website”), which aims at creating a platform for patients. The Website will provide a communication platform for patients and medical professionals, provide information, digital entertainment, exhibit patients’ creative works, organize events, and conduct fund raising. The Website will also provide an e-commerce function. Online advertisement will be its important revenue source.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim information Regulation S-K. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments consisting of a normal and recurring nature considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2017 may not necessarily be indicative of the results that may be expected for the year ending December 31, 2017.

US EXP Group Inc. (Company) is a business whose planned principal operations are the creation, operation, and maintenance of www.PWORLD.net (the Website) that aims at creating a virtual patient world to provide humanistic and artistic concerns for patients through enriching their lives by the online platform for communication among patients and medical professionals, the exhibition and auction of patients’ creative works, the publication of Patients’ Daily and Medical Daily, the services of wellness digital entertainment, e-commerce, and advertising, which is driven by a series of events all year round. The presumption is that communication and creative work can make patients’ life more enjoyable, hence to enhance spiritual and psychological recovery and improve quality of life. The Company is currently conducting the design of the Website, the preparation of promotional events and related activities in order to operationalize the online services.

During the last year, the Company completed the conceptual and technical design of the Website, which combines the classic theory of Hawthorne Effect, the function of artistic creation, and the technology and service of Internet in order to produce a unique service model through the multiple language virtual patients’ world PWORLD.net. The Company registered “www.PWORLD.net” as a pending trademark in international classes of 41 and 42. The LOGO design has also finished. On March 3, 2017, the Company purchased a high school in Buffalo, NY as the headquarter and events center of the Website. A Wellness Film Academy is under design based on the property. The building of the Website is scheduled to be completed by June 28, 2017, the site technical support is GoDaddy, located in Arizona.

February 18, 2017, the Wellness Film Festival, the Wellness Game Platform, and the Wellness Painting and Photography Exhibition and Auction (P Mall) all are in the preparation. We have a 20-member think tank in Buffalo, NY, including an economist, strategic consultant, business leadership lecturer, MBA, medical doctor, acupuncturist, pharmacologist, film studio director, film producer and film festival organizer, photographer, professional painter, professional writer, language scholar, professor in sociology, professor in communication, IT engineer and website builder, marketing expert, social activist, CPA, and corporate lawyer. Those members have worked together for 2-6 years. Our core members have organized an international patients’ team to endorse the Website. We are going to find some advertisers to support our events. The Company also is in the process of raising additional equity capital to support the completion of its development activities to provide the services as soon as possible. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the website before another company develops a similar business model.

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects, and have been consistently applied in preparing the accompanying financial statements.

US EXP Group Inc. (Company) is a business whose planned principal operations are the creation, operation, and maintenance of www.PWORLD.net (the Website) that aims at creating a virtual patient world to provide humanistic and artistic concerns for patients through enriching their lives by the online platform for communication among patients and medical professionals, the exhibition and auction of patients’ creative works, the publication of Patients’ Daily and Medical Daily, the services of wellness digital entertainment, e-commerce, and advertising, which is driven by a series of events all year round. The presumption is that communication and creative work can make patients’ life more enjoyable, hence to enhance spiritual and psychological recovery and improve quality of life. The Company is currently conducting the design of the Website, the preparation of promotional events and related activities in order to operationalize the online services.

During the last year, the Company completed the conceptual and technical design of the Website, which combines the classic theory of Hawthorne Effect, the function of artistic creation, and the technology and service of Internet in order to produce a unique service model through the multiple language virtual patients’ world PWORLD.net. The Company registered “www.PWORLD.net” as a pending trademark in international classes of 41 and 42. The LOGO design has also finished. On March 3, 2017, the Company purchased a high school in Buffalo, NY as the headquarter and events center of the Website. A Wellness Film Academy is under design based on the property. The building of the Website is going to be completed by May 10, 2017, the site technical support is Godaddy, located in Arizona.

February 18, 2017, the Wellness Film Festival, the Wellness Game Platform, and the Wellness Painting and Photography Exhibition and Auction (P Mall) all are in the preparation. We have a 20-member think tank in Buffalo, NY, including an economist, strategic consultant, business leadership lecturer, MBA, medical doctor, acupuncturist, pharmacologist, film studio director, film producer and film festival organizer, photographer, professional painter, professional writer, language scholar, professor in sociology, professor in communication, IT engineer and website builder, marketing expert, social activist, CPA, and corporate lawyer. Those members have worked together for 2-6 years. Our core members have organized an international patients’ team to endorse the Website. We are going to find some advertisers to support our events. The Company also is in the process of raising additional equity capital to support the completion of its development activities to provide the services as soon as possible. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the website before another company develops similar business model.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Property and Equipment	Property and Equipment Property and equipment is recorded at cost and depreciated or amortized using the straight-line method over the estimated useful life of the asset.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less.

Revenue Recognition

Revenue Recognition

Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); (ii) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms; (iii) the sales price is both fixed and determinable, and (iv) collectability is reasonably assured.

Revenue Recognition

Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); (ii) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms; (iii) the sales price is both fixed and determinable, and (iv) collectability is reasonably assured.

Concentration	Concentration As of March 31, 2017, the Company was dependent on its CEO and principal shareholder to provide financing for operations.	Concentration During 2016, the Company was dependent on its CEO and principal shareholder to provide financing for operations.
Advertising

Advertising

Advertising revenues are derived principally from online advertising and marketing, including display advertising and promoted marketing, and, to a lesser extent, sponsorship arrangements.

The arrangements are evidenced by either online acceptance of terms and conditions or contracts that stipulate the types of advertising to be delivered, the timing and the pricing. Display advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites or platform, in particular formats and over particular periods of time. Advertising revenues from display advertising arrangements are recognized ratably over the contract period of display, when the collectability is reasonably assured. The Company enters into cost per day (“CPD”) advertising arrangements with customers, under which the Company recognizes revenues ratably over the contract period. The Company also enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Company recognizes revenues based on the number of times that the advertisement has been displayed.

Promoted marketing arrangements are primarily priced based on CPM or cost per engagement (“CPE”). An engagement may include when a user clicks on a link, becomes a follower of the marketing customer account, shares the promoted feed or marks the feed as a favorite. Under the CPM model, customers are obligated to pay when the advertisement is displayed, while under the CPE model, customers are obligated to pay based on the number of engagements with the marketing feed.

Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such arrangements.

For advertising revenue arrangements where we are not the primary obligor, we recognize revenue on a net basis.

Advertising

Advertising revenues are derived principally from online advertising and marketing, including display advertising and promoted marketing, and, to a lesser extent, sponsorship arrangements.

The arrangements are evidenced by either online acceptance of terms and conditions or contracts that stipulate the types of advertising to be delivered, the timing and the pricing. Display advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites or platform, in particular formats and over particular periods of time. Advertising revenues from display advertising arrangements are recognized ratably over the contract period of display, when the collectability is reasonably assured. The Company enters into cost per day (“CPD”) advertising arrangements with customers, under which the Company recognizes revenues ratably over the contract period. The Company also enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Company recognizes revenues based on the number of times that the advertisement has been displayed.

Promoted marketing arrangements are primarily priced based on CPM or cost per engagement (“CPE”). An engagement may include when a user clicks on a link, becomes a follower of the marketing customer account, shares the promoted feed or marks the feed as a favorite. Under the CPM model, customers are obligated to pay when the advertisement is displayed, while under the CPE model, customers are obligated to pay based on the number of engagements with the marketing feed.

Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such arrangements.

For advertising revenue arrangements where we are not the primary obligor, we recognize revenue on a net basis.

Payments and Other Fees

Payments and Other Fees

We enable Payments from people to purchase physical, virtual and digital goods from our developers. People can transact and make payments on the Website by using debit cards and credit cards, PayPal, mobile phone payments, gift cards, or other methods.

When a person engages in a payment transaction for the purchase of a physical, virtual or digital good from a seller, we remit to the seller an amount that is based on the total amount of the transaction less the processing fee that we charge the seller. The price of the purchase is an amount that is solely determined by the seller. Our revenue is the net amount of the transaction, representing our processing fee for the service performed. We record revenue on a net basis as we do not consider ourselves to be the principal in the sale of the physical or virtual or digital good to the person. Additionally, we record all Payments revenue at the time of the purchase of the related virtual goods, net of estimated refunds or chargebacks.

Other fees, which includes the delivery of virtual reality platform devices and related platform sales, and our ad serving and measurement products, were not material in all periods presented in our financial statements.

Revenue is recognized net of applicable sales and other taxes.

Payments and Other Fees

We enable Payments from people to purchase physical, virtual and digital goods from our developers. People can transact and make payments on the Website by using debit cards and credit cards, PayPal, mobile phone payments, gift cards, or other methods.

When a person engages in a payment transaction for the purchase of a physical, virtual or digital good from a seller, we remit to the seller an amount that is based on the total amount of the transaction less the processing fee that we charge the seller. The price of the purchase is an amount that is solely determined by the seller. Our revenue is the net amount of the transaction, representing our processing fee for the service performed. We record revenue on a net basis as we do not consider ourselves to be the principal in the sale of the physical or virtual or digital good to the person. Additionally, we record all Payments revenue at the time of the purchase of the related virtual goods, net of estimated refunds or chargebacks.

Other fees, which includes the delivery of virtual reality platform devices and related platform sales, and our ad serving and measurement products, were not material in all periods presented in our financial statements.

Revenue is recognized net of applicable sales and other taxes.

Cost of Revenue

Cost of Revenue

Our cost of revenue consists primarily of expenses associated with the delivery and distribution of our products. These include expenses related to the operation of our data centers, such as facility and server equipment depreciation, salaries, benefits, and share-based compensation for employees on our operations teams, and energy and bandwidth costs. Cost of revenue also includes credit card and other transaction fees related to processing customer transactions, amortization of intangible assets, costs associated with data partner arrangements, and cost of virtual reality platform device inventory sold.

Cost of Revenue

Our cost of revenue consists primarily of expenses associated with the delivery and distribution of our products. These include expenses related to the operation of our data centers, such as facility and server equipment depreciation, salaries, benefits, and share-based compensation for employees on our operations teams, and energy and bandwidth costs. Cost of revenue also includes credit card and other transaction fees related to processing customer transactions, amortization of intangible assets, costs associated with data partner arrangements, and cost of virtual reality platform device inventory sold.

Income Taxes

Income Taxes

Under ASC 740, “Income Taxes,” deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized. As of March 31, 2017, there were no deferred taxes due to the uncertainty of the realization of net operating loss or carry forward prior to expiration.

Income Taxes

Under ASC 740, “Income Taxes,” deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2016 there were no deferred taxes due to the uncertainty of the realization of net operating loss or carry forward prior to expiration.

The Company’s income tax expense differed from the statutory rates (federal 34% and state 6.5%) as follows:

December 31, 2016
Expected tax expense (benefit) – Federal	$(1,588)
Expected tax expense (benefit) – State	(200)
Change in valuation allowance	1,788
Provision for income taxes (benefit)	$—

The net deferred income taxes in the accompanying balance sheet include the following amounts of deferred tax assets and liabilities:

Gross Deferred tax assets:
Net operating loss carryforwards	$(1,788)
Total deferred tax assets	1,788
Less: valuation allowance	(1,788)
Net deferred tax asset recorded	$—

As of December 31, 2016, the Company has a net operating loss carry forward of approximately $4,670 available to offset future taxable income through December 31, 2036. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating loss and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2036.

The net change in the valuation allowance for the period ended December 31, 2016 was an increase of $1,788.

The company’s federal income tax returns for the period ended December 31, 2016 remain subject to examination by the Internal Revenue Service and State Tax Authorities through 2021.

Loss Per Common Share

Loss Per Common Share

Basic loss per common share excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the loss of the entity. As of March 31, 2017, there are no outstanding dilutive securities.

Loss Per Common Share

Basic loss per common share excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the loss of the entity. As of December 31, 2016, there are no outstanding dilutive securities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows guidance for accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. Additionally, the Company adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. The carrying amounts of financial assets such as cash approximate their fair values because of the short maturity of these instruments.

Fair Value of Financial Instruments

The Company follows guidance for accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. Additionally, the Company adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. The carrying amounts of financial assets such as cash approximate their fair values because of the short maturity of these instruments.

Recently Issued Accounting Pronouncements

Recent Accounting Pronouncements

On November 20, 2015, FASB issued ASU-2015-17-Income Taxes. The Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. Current GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this Update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company is still in the process of evaluating future impact of adopting this standard. Management believes that the impact of this ASU to the Company’s financial statements would be insignificant.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows”. The amendments provide guidance on the following eight specific cash flow issues: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; (3) Contingent Consideration Payments Made after a Business Combination; (4)Proceeds from the Settlement of Insurance Claims; (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned; (6) Life Insurance Policies; (7) Distributions Received from Equity Method Investees; (8) Beneficial Interests in Securitization Transactions; and Separately Identifiable Cash Flows and Application of the Predominance Principle. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory”, which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. ASU 2016-06 will be effective for the Company in its first quarter of 2019. The Company is currently evaluating the impact of adopting ASU 2016-16 on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17, “Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control”. The amendments affect reporting entities that are required to evaluate whether they should consolidate a variable interest entity in certain situations involving entities under common control. Specifically, the amendments change the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity by changing how a reporting entity that is a single decision maker of a variable interest entity treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recent Accounting Pronouncements

On November 20, 2015, FASB issued ASU-2015-17-Income Taxes. The Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. Current GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this Update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company is still in the process of evaluating future impact of adopting this standard. Management believes that the impact of this ASU to the Company’s financial statements would be insignificant.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows”. The amendments provide guidance on the following eight specific cash flow issues: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; (3) Contingent Consideration Payments Made after a Business Combination; (4)Proceeds from the Settlement of Insurance Claims; (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned; (6) Life Insurance Policies; (7) Distributions Received from Equity Method Investees; (8) Beneficial Interests in Securitization Transactions; and Separately Identifiable Cash Flows and Application of the Predominance Principle. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory”, which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. ASU 2016-06 will be effective for the Company in its first quarter of 2019. The Company is currently evaluating the impact of adopting ASU 2016-16 on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17, “Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control”. The amendments affect reporting entities that are required to evaluate whether they should consolidate a variable interest entity in certain situations involving entities under common control. Specifically, the amendments change the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity by changing how a reporting entity that is a single decision maker of a variable interest entity treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective accounting standards if currently adopted would have a material effect on the accompanying financial statements.